Financial assets measured at amortized cost from virtual bank (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets measured at amortized cost from virtual bank
Schedule of financial assets measured at amortized cost from virtual bank

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Loans and advances to customers	3,142	—
Less: expected credit loss provision	(61)	—
	3,081	—